Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2025
Concentrations of Risk [Abstract]
Schedule of Concentration Risk Percentage

Information about major customers by revenue

	Percentage of revenue	Revenue	Percentage of revenue	Revenue	Percentage of revenue	Revenue
	2025		2024		2023
	%	US$	%	US$	%	US$
Customer A	25.66	4,776,665	21.78	3,730,157	35.79	5,955,781
Customer B	13.12	2,441,522	22.85	3,912,105	28.29	4,706,330
Customer C	21.60	4,020,852	21.82	3,737,092	4.10	681,421
Customer F	6.22	1,158,468	3.97	680,518	5.70	98,559
Customer G	14.01	2,607,951	5.98	1,024,206	6.41	1,066,128

Information about major customers by accounts receivable, net

	Percentage of accounts receivable	Accounts receivable	Percentage of accounts receivable	Accounts receivable	Percentage of accounts receivable	Accounts receivable
	2025		2024		2023
	%	US$	%	US$	%	US$
Customer A	26	367,298	7	82,361	29	509,193
Customer B	30	412,889	9	113,499	42	736,654
Customer C	7	99,865	16	199,563	-	-
Customer D	0	5,999	21	255,657	3	54,809
Customer E	8	107,863	19	233,018	20	348,588
Customer F	21	290,134	11	128,701	2	27,838

Information about major suppliers by cost of revenue

	Percentage of cost of revenue	Cost of revenue	Percentage of cost of revenue	Cost of revenue	Percentage of cost of revenue	Cost of revenue
	2025		2024		2023
	%	US$	%	US$	%	US$
Supplier A	85.3	13,794,711	84.9	12,691,607	95.2	14,347,404

Information about major suppliers by accounts payable, net

	Percentage of accounts payable	Account payable	Percentage of accounts payable	Account payable	Percentage of accounts payable	Account payable
	2025		2024		2023
	%	US$	%	US$	%	US$
Supplier A	77	1,312,445	100	987,666	100	1,709,551
Supplier B	23	397,607	-	-	-